ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2017 and 2016 are as follows:

	Issued		Outstanding
	2017	2016	2017	2016
Series 15	3,870,500	3,870,500	3,830,900	3,848,900
Series 16	5,429,402	5,429,402	5,392,500	5,404,500
Series 17	5,000,000	5,000,000	4,962,947	4,972,947
Series 18	3,616,200	3,616,200	3,598,100	3,605,200
Series 19	4,080,000	4,080,000	4,058,700	4,071,200
	21,996,102	21,996,102	21,843,147	21,902,747

Schedule Of Operating Partnership Valuation Allowance [Table Text Block]
Accordingly, the partnership recorded a valuation allowance as follows:

	2017	2016
Series 15	$12,394	$12,394
Series 16	246	246
Series 17	-	-
Series 18	24,343	24,343
Series 19	25,120	25,120
	$62,103	$62,103

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2017 and 2016 are as follows:

	2017	2016
Series 15	3,844,400	3,856,025
Series 16	5,401,500	5,409,975
Series 17	4,970,447	4,978,752
Series 18	3,603,425	3,610,450
Series 19	4,068,075	4,073,075
	21,887,847	21,928,277